Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2019
Accounts Receivable Net Tables
Schedule of accounts receivable, net
	As of March 31,
	2018	2019
	$	$

Accounts receivable	2,223	2,264
Allowances for doubtful receivables	-	-
	2,223	2,264

Schedule of allowances for doubtful accounts receivables
	Year ended March 31,
	2017	2018	2019
	$	$	$

At beginning of year	6	66	-
Write-down (reversal) for the year	60	(66)	-
At end of year	66	-	-